Other Gains and Losses, and Litigation (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Other gains and litigation	€ 57	€ 450	[1]
Liability Recognised For Estimated Future Royalties	€ (50)	€ (176)

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.